Share-based compensation - Measurement of the fair values at grant date of the equity-settled share-based payment plans (Details)	Jul. 01, 2024 USD ($) Y $ / shares	Dec. 15, 2023 USD ($) Y $ / shares	Nov. 08, 2023 USD ($) Y $ / shares	Jan. 20, 2021 USD ($) Y $ / shares
Alignment Award
Share-based payments
Weighted average share price				$ 31
Alignment Award | Tranche I
Share-based payments
Weighted average fair value | $				$ 25.42
Exercise price				$ 5.79
Weighted average share price				$ 31.00
Expected volatility				60.00%
Expected life | Y				2.32
Risk free rate				0.00%
Alignment Award | Tranche II
Share-based payments
Weighted average fair value | $				$ 22.93
Exercise price				$ 8.68
Weighted average share price				$ 31.00
Expected volatility				60.00%
Expected life | Y				2.32
Risk free rate				0.00%
Alignment Award | Tranche III
Share-based payments
Weighted average fair value | $				$ 20.68
Exercise price				$ 11.58
Weighted average share price				$ 31.00
Expected volatility				60.00%
Expected life | Y				2.32
Risk free rate				0.00%
Long-Term Incentive Plan
Share-based payments
Weighted average fair value | $	$ 1.82	$ 0.65	$ 0.64
Exercise price	$ 5.07	$ 4.00	$ 4.00
Weighted average share price	$ 5.07	$ 3.55	$ 3.41
Expected volatility	64.47%	45.32%	45.83%
Expected life | Y	1.97	1.55	1.65
Risk free rate	2.88%	2.37%	3.00%